Fair Value Measurements - Schedule of Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Crypto assets held	$ 11,640,525	$ 60,027,818
Crypto asset collateral receivable from related party	1,256,845,932	737,007,086
USDC	979,135	925,170
Total assets	1,269,465,592	797,960,074
Liabilities
Amounts due to related parties—crypto assets liabilities	5,970
Crypto asset collateral payable to customers	498,097,122	782,796,571
Crypto assets collateral payable to related party	659,615,535
Total liabilities	$ 1,157,718,627	$ 782,796,571